                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

This Report relates to the Due Period ending January 26, 2012 and the related
Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            10.80%

       Yield Component  ...................................            16.07%

       Credit Loss Component  .............................             5.27%

2. New Purchase Rate  .....................................            18.13%

3. Total Payment Rate  ....................................            21.76%

4. Principal Payment  Rate  ................................           20.82%

5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  59,553,301,087

     Principal Receivables Average  ......................  $  58,250,787,769

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  57,216,280,193

     Finance Charge Receivables - End of Due Period  .....  $     368,401,694

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  54,349,731,302
         5-34 days delinquent  ...........................  $   1,325,740,536
        35-64 days delinquent  ...........................  $     477,127,478
        65-94 days delinquent  ...........................  $     398,995,428
       95-124 days delinquent  ...........................  $     364,287,630
      125-154 days delinquent  ...........................  $     289,233,618
      155-184 days delinquent  ...........................  $     276,288,515

      Current  ...........................................             94.56%
         5-34 days delinquent  ...........................              2.31%
        35-64 days delinquent  ...........................              0.83%
        65-94 days delinquent  ...........................              0.69%
       95-124 days delinquent  ...........................              0.63%
      125-154 days delinquent  ...........................              0.50%
      155-184 days delinquent  ...........................              0.48%

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                             10.80%             10.80%
  2. Weighted Average Interest Rate (2)                           1.96%              1.96%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.00%              0.00%
  4. Surplus Finance Charge Collections                           8.47%              8.47%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  7.93%              7.93%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      8.47%              8.47%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $ 8,067,466,710                  $ 8,067,466,710
         Principal Collections                         $ 7,588,212,936                  $ 7,588,212,936
         Finance Charge Collections                    $   479,253,774                  $   479,253,774
  2. Investor Default Amount                           $   157,358,143                  $   157,358,143
  3. Targeted Deposit to Interest Funding Account (3)  $    59,656,762                  $    59,656,762
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    11,240,163                  $    11,240,163
         Others                                        $         6,000                  $         6,000
  5. Surplus Finance Charge Collections                $   250,992,706                  $   250,992,706
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   250,992,706                  $   250,992,706
     minus Required Surplus Finance Charge Amount

(1)  Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for
     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.
     Depending on the item, cash expenses may accrue
     from December 28, 2011 to January 26, 2012, 30 days, or
     January 9 , 2012 to February 6 , 2012, 29 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

C2. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $1,623,067,325
   2. Required Subordinated Amount as of the end of the Due Period**  $1,623,067,325
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

*    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-K filed with the
     SEC on May 5, 2009 by Citibank Credit Card Issuance Trust.

**   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 4.45230% of the Invested Amount of the Collateral Certificate.

***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section
     C1, line item 1 on Preceding Page.

                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================
D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $31,503,581,344
       For all Classes except Class 2001-A3 (Dakota) ............   $31,503,581,344
       For Class 2001-A3 (Dakota) ...............................   $             0
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 2,100,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 2,501,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    50,446,422
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $     1,681,944
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $     7,528,396
  3a.  Balance in the Class A Interest Funding Account  .........   $   167,343,622
  3b   Balance in the Class B Interest Funding Account  .........   $     1,681,944
  3c   Balance in the Class C Interest Funding Account  .........   $    22,913,813
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $   350,000,000
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 1,884,830,919
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 2,513,106,841
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 2,799,999,930
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $             0
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%

                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================
   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $   41,803,464
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $    1,681,944
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $  363,445,063
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $            0
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $  350,000,000
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   41,803,464
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    1,681,944
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   13,445,063
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending January 26, 2012 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding        Monthly        Targeted       Actual        Cumulative     Interest        Interest
  Tranche         Dollar             Accretion      Deposit to     Deposit to    Shortfall      Funding         Payment
                  Principal                         the            the           In Interest    Sub-Account     On Payment
                  Amount                            Interest       Interest      Funding        Balance(2)      Date(3)
                                                    Funding        Funding       Sub-Account
                                                    Account(1)     Account
--------------- ------------------- -------------- -------------- -------------- -------------- -------------- ---------------
Class 2002-A10     1,000,000,000.00           0.00     460,780.56     460,780.56           0.00           0.00     460,780.56
Class 2002-A4        750,000,000.00           0.00     329,452.08     329,452.08           0.00           0.00     329,452.08
Class 2002-C2                  0.00           0.00   2,027,083.33   2,027,083.33           0.00           0.00  12,162,499.98
Class 2003-A10       500,000,000.00           0.00     216,763.19     216,763.19           0.00   3,958,333.34           0.00
Class 2003-A7        650,000,000.00           0.00     297,306.39     297,306.39           0.00   2,247,916.67           0.00
Class 2003-C4        300,000,000.00           0.00   1,250,000.00   1,250,000.00           0.00   2,500,000.00           0.00
Class 2004-A8        750,000,000.00           0.00     287,137.50     287,137.50           0.00   6,125,000.00           0.00
Class 2005-A1        338,581,344.17           0.00     152,454.71     152,454.71           0.00           0.00     452,446.24
Class 2005-A2        875,000,000.00           0.00     309,526.39     309,526.39           0.00  17,682,291.65           0.00
Class 2005-A3      1,375,000,000.00           0.00     411,212.85     411,212.85           0.00           0.00     411,212.85
Class 2005-A4        300,000,000.00           0.00      96,240.00      96,240.00           0.00   2,200,000.00           0.00
Class 2005-A5        200,000,000.00           0.00      68,248.89      68,248.89           0.00   1,516,666.66           0.00
Class 2005-A8        875,000,000.00           0.00     272,922.22     272,922.22           0.00           0.00     272,922.22
Class 2005-A9        500,000,000.00           0.00     182,666.67     182,666.67           0.00   6,375,000.00           0.00
Class 2005-C1         75,000,000.00           0.00     343,750.00     343,750.00           0.00   1,718,750.00           0.00
Class 2005-C2        175,000,000.00           0.00     112,613.96     112,613.96           0.00           0.00     112,613.96
Class 2005-C3        375,000,000.00           0.00     209,978.13     209,978.13           0.00           0.00     209,978.13
Class 2006-A1        700,000,000.00           0.00     267,847.22     267,847.22           0.00           0.00     849,722.22
Class 2006-A3        750,000,000.00           0.00   3,312,500.00   3,312,500.00           0.00  16,562,500.00           0.00
Class 2006-A7      1,000,000,000.00           0.00   4,463,858.33   4,463,858.33           0.00   1,044,097.23           0.00
Class 2006-A8      1,000,000,000.00           0.00   4,171,666.67   4,171,666.67           0.00     488,972.22           0.00
Class 2006-C1        500,000,000.00           0.00     302,622.22     302,622.22           0.00           0.00     302,622.22
Class 2007-A10     1,100,000,000.00           0.00     706,911.94     706,911.94           0.00           0.00     706,911.94
Class 2007-A11     1,200,000,000.00           0.00     874,510.00     874,510.00           0.00           0.00     874,510.00
Class 2007-A3        665,000,000.00           0.00     310,006.38     310,006.38           0.00   6,816,250.00           0.00
Class 2007-A4        225,000,000.00           0.00     144,320.31     144,320.31           0.00     308,546.87           0.00
Class 2007-A7      3,250,000,000.00           0.00   1,822,600.00   1,822,600.00           0.00           0.00   1,822,600.00
Class 2007-A8      1,750,000,000.00           0.00   8,239,583.33   8,239,583.33           0.00  41,197,916.65           0.00
Class 2007-A9        500,000,000.00           0.00     329,418.06     329,418.06           0.00           0.00     329,418.06
Class 2007-B5        800,000,000.00           0.00     589,860.00     589,860.00           0.00           0.00     589,860.00
Class 2008-A1        900,000,000.00           0.00   4,012,500.00   4,012,500.00           0.00           0.00  24,075,000.00
Class 2008-A2      1,850,000,000.00           0.00   2,276,317.08   2,276,317.08           0.00           0.00   2,276,317.08
Class 2008-A5        500,000,000.00           0.00   2,020,833.33   2,020,833.33           0.00   8,083,333.32           0.00
Class 2008-A6      1,150,000,000.00           0.00   1,513,808.89   1,513,808.89           0.00           0.00   1,513,808.89
Class 2008-A7        450,000,000.00           0.00     662,360.00     662,360.00           0.00           0.00     662,360.00
Class 2008-C6        500,000,000.00           0.00   2,625,000.00   2,625,000.00           0.00   5,250,000.00           0.00
Class 2009-A1      3,000,000,000.00           0.00   4,918,158.33   4,918,158.33           0.00           0.00   4,918,158.33
Class 2009-A2      1,250,000,000.00           0.00   1,847,843.75   1,847,843.75           0.00           0.00   1,847,843.75
Class 2009-A4        650,000,000.00           0.00   2,654,166.67   2,654,166.67           0.00   5,308,333.34           0.00
Class 2009-A5      1,500,000,000.00           0.00   2,812,500.00   2,812,500.00           0.00   5,625,000.00           0.00
Class 2010-B4        339,000,000.00           0.00     326,372.25     326,372.25           0.00           0.00     326,372.25
Class 2011-B1        961,000,000.00           0.00     765,711.45     765,711.45           0.00           0.00     765,711.45
Class 2011-C1        576,000,000.00           0.00     657,348.80     657,348.80           0.00           0.00     657,348.80
Total             36,104,581,344.17           0.00  59,656,761.88  59,656,761.88           0.00 135,008,907.95  56,930,471.01

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest
    Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/            Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche           Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                    Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                    Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                                 Floating                               (3)      Rate
-------------- ----------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2002-A10  1,000,000,000.00 Floating Monthly                  17 17 - 17     0.53510      460,780.56 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000.00 Floating Monthly                   7 9  - 7      0.54530      329,452.08 No   06/09/2014 06/07/2016
Class 2002-C2               0.00 Fixed    Feb, Aug                 15 15 - 15     6.95000   12,162,499.98 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000.00 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000.00 Fixed    Jan, Jul                  7 7  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000.00 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A8     750,000,000.00 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2005-A2     875,000,000.00 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000.00 Floating Monthly                  24 24 - 24     0.34730      411,212.85 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000.00 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000.00 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A8     875,000,000.00 Floating Monthly                  20 20 - 21     0.35090      272,922.22 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000.00 Fixed    May, Nov                 20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000.00 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000.00 Floating Monthly                  24 24 - 24     0.74730      112,613.96 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000.00 Floating Monthly                  15 17 - 15     0.69510      209,978.13 No   07/16/2012 07/15/2014
Class 2006-A1     700,000,000.00 Floating Feb, May, Aug, Nov        7 9  - 7      0.47500      849,722.22 No   02/07/2013 02/09/2015
Class 2006-A3     750,000,000.00 Fixed    Mar, Sep                 15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A7   1,000,000,000.00 Floating Mar, Jun, Sep, Dec       15 17 - 15     0.60625            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000.00 Floating Apr, Jul, Oct, Jan       15 17 - 15     0.60700            0.00 Yes  12/15/2016 12/17/2018
Class 2006-C1     500,000,000.00 Floating Monthly                  20 20 - 21     0.68090      302,622.22 No   02/20/2013 02/20/2015
Class 2007-A10  1,100,000,000.00 Floating Monthly                  10 10 - 10     0.74630      706,911.94 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000.00 Floating Monthly                  10 10 - 10     0.84630      874,510.00 No   01/12/2015 01/10/2017
Class 2007-A3     665,000,000.00 Fixed    Jun, Dec                 15 15 - 15     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000.00 Floating Sep, Dec, Mar, Jun       15 17 - 15     0.79625            0.00 No   06/15/2037 06/15/2039
Class 2007-A7   3,250,000,000.00 Floating Monthly                  20 20 - 21     0.63090    1,822,600.00 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000.00 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000.00 Floating Monthly                  17 17 - 17     0.76510      329,418.06 No   10/17/2017 10/17/2019
Class 2007-B5     800,000,000.00 Floating Monthly                   7 9  - 7      0.91530      589,860.00 No   11/07/2012 11/07/2014
Class 2008-A1     900,000,000.00 Fixed    Feb, Aug                  7 7  - 7      5.35000   24,075,000.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000.00 Floating Monthly                  23 23 - 23     1.42890    2,276,317.08 No   01/23/2018 01/23/2020
Class 2008-A5     500,000,000.00 Fixed    Apr, Oct                 22 22 - 22     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000.00 Floating Monthly                  20 20 - 21     1.48090    1,513,808.89 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000.00 Floating Monthly                  20 20 - 21     1.65590      662,360.00 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000.00 Fixed    Jun, Dec                 20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Class 2009-A1   3,000,000,000.00 Floating Monthly                  15 17 - 15     2.03510    4,918,158.33 No   03/15/2012 03/17/2014
Class 2009-A2   1,250,000,000.00 Floating Monthly                  15 17 - 15     1.83510    1,847,843.75 No   05/15/2012 05/15/2014
Class 2009-A4     650,000,000.00 Fixed    Jun, Dec                 23 23 - 23     4.90000            0.00 No   06/23/2014 06/23/2016
Class 2009-A5   1,500,000,000.00 Fixed    June, December           23 23 - 23     2.25000            0.00 No   12/24/2012 12/23/2014
Total          33,890,000,000.00                                                            54,728,592.27
------------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Class 2002-C2       350,000,000.00     350,000,000.00               0.00               0.00     350,000,000.00
Total               350,000,000.00     350,000,000.00               0.00               0.00     350,000,000.00

2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Nothing to report for this period.

                                      Page 6

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      7.65%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

                                      Page 7

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

                                      Page 8

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.

4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche      Maximum            Maximum     Class A      Class A       Cumulative      Cumulative
                    Enhancement        Enhancement Usage of     Usage of      Class A         Class A
                    Amount             Amount      Class B      Class C       Usage of        Usage of
                    Available          Available   Subordinated Subordinated  Class B         Class C
                    from Class         from Class  Amount for   Amount for    Subordinated    Subordinated
                    B Notes            C Notes     this Due     this Due      Amount          Amount
                                                   Period       Period
--------------- ---------------- ---------------- ------------- ------------- ------------- --------------
Class 2002-A10     59,829,100.00    79,772,100.00
Class 2002-A4      44,871,825.00    59,829,075.00
Class 2003-A10     29,914,550.00    39,886,050.00
Class 2003-A7      38,888,915.00    51,851,865.00
Class 2004-A8      44,871,825.00    59,829,075.00
Class 2005-A1      20,257,017.10    27,009,344.85
Class 2005-A2      52,350,462.50    69,800,587.50
Class 2005-A3      82,265,012.50   109,686,637.50
Class 2005-A4      17,948,730.00    23,931,630.00
Class 2005-A5      11,965,820.00    15,954,420.00
Class 2005-A8      52,350,462.50    69,800,587.50
Class 2005-A9      29,914,550.00    39,886,050.00
Class 2006-A1      41,880,370.00    55,840,470.00
Class 2006-A3      44,871,825.00    59,829,075.00
Class 2006-A7      59,829,100.00    79,772,100.00
Class 2006-A8      59,829,100.00    79,772,100.00
Class 2007-A10     65,812,010.00    87,749,310.00
Class 2007-A11     71,794,920.00    95,726,520.00
Class 2007-A3      39,786,351.50    53,048,446.50
Class 2007-A4      13,461,547.50    17,948,722.50
Class 2007-A7     194,444,575.00   259,259,325.00
Class 2007-A8     104,700,925.00   139,601,175.00
Class 2007-A9      29,914,550.00    39,886,050.00
Class 2008-A1      53,846,190.00    71,794,890.00
Class 2008-A2     110,683,835.00   147,578,385.00
Class 2008-A5      29,914,550.00    39,886,050.00
Class 2008-A6      68,803,465.00    91,737,915.00
Class 2008-A7      26,923,095.00    35,897,445.00
Class 2009-A1     179,487,300.00   239,316,300.00
Class 2009-A2      74,786,375.00    99,715,125.00
Class 2009-A4      38,888,915.00    51,851,865.00
Class 2009-A5      89,743,650.00   119,658,150.00
Total           1,884,830,918.60 2,513,106,841.35

                                      Page 9

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 26, 2012
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2007-B5          1,066,666,640.00
Class 2010-B4            451,999,988.70
Class 2011-B1          1,281,333,301.30
Total                  2,799,999,930.00

6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             8.19%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

                                      Page 10

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of February, 2012.

                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION,
                                As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I

                                By:    /s/   Eric J Lundin
                                    ____________________________________
                                     Name:   Eric J Lundin
                                     Title:  Authorized Representative

                                      Page 11